CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net income (loss)	$ 5,686	$ (5,688)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	40,659	39,392
Depreciation for early lease purchase options (buyouts)	11,128	9,664
Depreciation for impaired leases	6,658	6,632
Change in fair value of derivative liability, warrants, and other	(4,355)	36
Stock-based compensation	546	1,066
Amortization of debt discount	0	963
Amortization of debt issuance costs, net	1,025	88
Accrued PIK interest expense	0	480
Amortization of right-of-use assets	11	76
Changes in operating assets and liabilities:
Property held for lease	(51,745)	(55,185)
Prepaid expenses and other current assets	1,194	2,217
Accounts payable	2,396	1,549
Accrued liabilities	(1,299)	1,573
Accrued litigation	(250)	(250)
Lease liabilities	(13)	(63)
Unearned revenues	571	888
Net cash provided by operating activities	12,212	3,438
Cash flows from investing activities:
Purchases of property and equipment	(8)	(24)
Additions to capitalized software	(376)	(377)
Net cash used in investing activities	(384)	(401)
Cash flows from financing activities:
Proceeds from New and Existing Revolving Facilities	1,297	5,128
Principal repayments on New and Existing Revolving Facilities	(8,409)	(10,135)
Repurchases of restricted stock	(76)	(271)
Net cash used in financing activities	(7,188)	(5,278)
Net increase (decrease) in cash, cash equivalents and restricted cash	4,640	(2,241)
Cash, cash equivalents and restricted cash at beginning of period	23,480	16,552
Cash, cash equivalents and restricted cash at end of period	28,120	14,311
Supplemental disclosure of cash flow information:
Cash paid for interest	1,886	3,661
Cash paid for income taxes	1	0
Cash paid for operating leases	$ 27	$ 111